Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000135925 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$62	0.60%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.59% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) returned 6.84% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	6.84%	0.67%	2.09%
Nomura Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	6.84%	0.67%	2.09%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 243,621,979
Holdings Count | Holding	229	[2]
Advisory Fees Paid, Amount	$ 896,962
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$243,621,979
Total number of portfolio holdings*	229
Total net advisory fees paid (during reporting period)	$896,962
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.74%
Education Revenue Bonds	25.31%
Local General Obligation Bonds	6.52%
Transportation Revenue Bonds	6.35%
State General Obligation Bonds	4.96%
Housing Revenue Bonds	4.12%
Special Tax Revenue Bonds	3.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.90%
Electric Revenue Bonds	2.60%
Lease Revenue Bonds	1.85%
Pre-Refunded Bond	0.31%

State and territory allocation
Minnesota	92.23%
Puerto Rico	4.82%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006411 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$165	1.60%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.59% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Minnesota High-Yield Municipal Bond Fund (Class C) returned 5.78% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge	4.78%	-0.34%	1.07%
Nomura Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge	5.78%	-0.34%	1.07%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 243,621,979
Holdings Count | Holding	229	[4]
Advisory Fees Paid, Amount	$ 896,962
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$243,621,979
Total number of portfolio holdings*	229
Total net advisory fees paid (during reporting period)	$896,962
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.74%
Education Revenue Bonds	25.31%
Local General Obligation Bonds	6.52%
Transportation Revenue Bonds	6.35%
State General Obligation Bonds	4.96%
Housing Revenue Bonds	4.12%
Special Tax Revenue Bonds	3.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.90%
Electric Revenue Bonds	2.60%
Lease Revenue Bonds	1.85%
Pre-Refunded Bond	0.31%

State and territory allocation
Minnesota	92.23%
Puerto Rico	4.82%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006409 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Minnesota High-Yield Municipal Bond Fund(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	DVMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$88	0.85%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.84% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Minnesota High-Yield Municipal Bond Fund (Class A) returned 6.47% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge	1.66%	-0.51%	1.37%
Nomura Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge	6.47%	0.40%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 243,621,979
Holdings Count | Holding	229	[6]
Advisory Fees Paid, Amount	$ 896,962
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$243,621,979
Total number of portfolio holdings*	229
Total net advisory fees paid (during reporting period)	$896,962
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.74%
Education Revenue Bonds	25.31%
Local General Obligation Bonds	6.52%
Transportation Revenue Bonds	6.35%
State General Obligation Bonds	4.96%
Housing Revenue Bonds	4.12%
Special Tax Revenue Bonds	3.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.90%
Electric Revenue Bonds	2.60%
Lease Revenue Bonds	1.85%
Pre-Refunded Bond	0.31%

State and territory allocation
Minnesota	92.23%
Puerto Rico	4.82%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006412 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	CXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$90	0.88%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura National High-Yield Municipal Bond Fund (Class A) returned 5.20% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura National High-Yield Municipal Bond Fund (Class A) – including sales charge	0.43%	-1.07%	2.02%
Nomura National High-Yield Municipal Bond Fund (Class A) – excluding sales charge	5.20%	-0.15%	2.50%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,579,786,658
Holdings Count | Holding	659	[8]
Advisory Fees Paid, Amount	$ 14,012,439
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$2,579,786,658
Total number of portfolio holdings*	659
Total net advisory fees paid (during reporting period)	$14,012,439
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	21.44%
Industrial Development Revenue/Pollution Control Revenue Bonds	18.30%
Healthcare Revenue Bonds	17.83%
Special Tax Revenue Bonds	14.30%
Transportation Revenue Bonds	6.20%
State General Obligation Bonds	4.68%
Local General Obligation Bonds	4.06%
Housing Revenue Bonds	3.49%
Electric Revenue Bonds	2.90%
Lease Revenue Bonds	2.24%

State and territory allocation
Puerto Rico	13.77%
California	11.33%
New York	8.01%
Florida	6.40%
Texas	6.14%
Illinois	6.05%
Wisconsin	5.44%
Arizona	3.74%
Virginia	3.27%
Colorado	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006414 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$167	1.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura National High-Yield Municipal Bond Fund (Class C) returned 4.42% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura National High-Yield Municipal Bond Fund (Class C) – including sales charge	3.42%	-0.92%	1.72%
Nomura National High-Yield Municipal Bond Fund (Class C) – excluding sales charge	4.42%	-0.92%	1.72%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,579,786,658
Holdings Count | Holding	659	[10]
Advisory Fees Paid, Amount	$ 14,012,439
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$2,579,786,658
Total number of portfolio holdings*	659
Total net advisory fees paid (during reporting period)	$14,012,439
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	21.44%
Industrial Development Revenue/Pollution Control Revenue Bonds	18.30%
Healthcare Revenue Bonds	17.83%
Special Tax Revenue Bonds	14.30%
Transportation Revenue Bonds	6.20%
State General Obligation Bonds	4.68%
Local General Obligation Bonds	4.06%
Housing Revenue Bonds	3.49%
Electric Revenue Bonds	2.90%
Lease Revenue Bonds	2.24%

State and territory allocation
Puerto Rico	13.77%
California	11.33%
New York	8.01%
Florida	6.40%
Texas	6.14%
Illinois	6.05%
Wisconsin	5.44%
Arizona	3.74%
Virginia	3.27%
Colorado	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000074152 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond Fund(formerly, Macquarie National High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$65	0.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%	[11]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura National High-Yield Municipal Bond Fund (Institutional Class) returned 5.47% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	5.47%	0.08%	2.74%
Nomura National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	5.47%	0.08%	2.74%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,579,786,658
Holdings Count | Holding	659	[12]
Advisory Fees Paid, Amount	$ 14,012,439
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$2,579,786,658
Total number of portfolio holdings*	659
Total net advisory fees paid (during reporting period)	$14,012,439
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	21.44%
Industrial Development Revenue/Pollution Control Revenue Bonds	18.30%
Healthcare Revenue Bonds	17.83%
Special Tax Revenue Bonds	14.30%
Transportation Revenue Bonds	6.20%
State General Obligation Bonds	4.68%
Local General Obligation Bonds	4.06%
Housing Revenue Bonds	3.49%
Electric Revenue Bonds	2.90%
Lease Revenue Bonds	2.24%

State and territory allocation
Puerto Rico	13.77%
California	11.33%
New York	8.01%
Florida	6.40%
Texas	6.14%
Illinois	6.05%
Wisconsin	5.44%
Arizona	3.74%
Virginia	3.27%
Colorado	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006418 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Class A
Trading Symbol	VIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$91	0.88%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%	[13]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Idaho Fund (Class A) returned 6.38% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Idaho Fund (Class A) – including sales charge	1.59%	-0.70%	1.21%
Nomura Tax-Free Idaho Fund (Class A) – excluding sales charge	6.38%	0.21%	1.68%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 135,615,226
Holdings Count | Holding	119	[14]
Advisory Fees Paid, Amount	$ 471,835
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$135,615,226
Total number of portfolio holdings*	119
Total net advisory fees paid (during reporting period)	$471,835
Portfolio turnover rate	11%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	26.23%
Special Tax Revenue Bonds	21.89%
Healthcare Revenue Bonds	12.24%
Housing Revenue Bonds	7.22%
Electric Revenue Bonds	6.77%
Transportation Revenue Bonds	6.04%
Local General Obligation Bonds	6.03%
Lease Revenue Bonds	5.94%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.35%
Water & Sewer Revenue Bonds	2.20%

State and territory allocation
Idaho	80.00%
Puerto Rico	16.44%
US Virgin Islands	0.90%
Guam	0.49%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006420 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Class C
Trading Symbol	DVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$167	1.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%	[15]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Idaho Fund (Class C) returned 5.48% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Idaho Fund (Class C) – including sales charge	4.48%	-0.54%	0.92%
Nomura Tax-Free Idaho Fund (Class C) – excluding sales charge	5.48%	-0.54%	0.92%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 135,615,226
Holdings Count | Holding	119	[16]
Advisory Fees Paid, Amount	$ 471,835
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$135,615,226
Total number of portfolio holdings*	119
Total net advisory fees paid (during reporting period)	$471,835
Portfolio turnover rate	11%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	26.23%
Special Tax Revenue Bonds	21.89%
Healthcare Revenue Bonds	12.24%
Housing Revenue Bonds	7.22%
Electric Revenue Bonds	6.77%
Transportation Revenue Bonds	6.04%
Local General Obligation Bonds	6.03%
Lease Revenue Bonds	5.94%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.35%
Water & Sewer Revenue Bonds	2.20%

State and territory allocation
Idaho	80.00%
Puerto Rico	16.44%
US Virgin Islands	0.90%
Guam	0.49%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000135927 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Idaho Fund(formerly, Macquarie Tax-Free Idaho Fund)
Class Name	Institutional Class
Trading Symbol	DTIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free Idaho Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$65	0.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%	[17]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Idaho Fund (Institutional Class) returned 6.54% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to an out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Idaho Fund (Institutional Class) – including sales charge	6.54%	0.46%	1.93%
Nomura Tax-Free Idaho Fund (Institutional Class) – excluding sales charge	6.54%	0.46%	1.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 135,615,226
Holdings Count | Holding	119	[18]
Advisory Fees Paid, Amount	$ 471,835
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$135,615,226
Total number of portfolio holdings*	119
Total net advisory fees paid (during reporting period)	$471,835
Portfolio turnover rate	11%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	26.23%
Special Tax Revenue Bonds	21.89%
Healthcare Revenue Bonds	12.24%
Housing Revenue Bonds	7.22%
Electric Revenue Bonds	6.77%
Transportation Revenue Bonds	6.04%
Local General Obligation Bonds	6.03%
Lease Revenue Bonds	5.94%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.35%
Water & Sewer Revenue Bonds	2.20%

State and territory allocation
Idaho	80.00%
Puerto Rico	16.44%
US Virgin Islands	0.90%
Guam	0.49%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000135928 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Institutional Class
Trading Symbol	DTNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$59	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%	[19]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free New York Fund (Institutional Class) returned 5.93% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
An out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free New York Fund (Institutional Class) – including sales charge	5.93%	0.24%	1.90%
Nomura Tax-Free New York Fund (Institutional Class) – excluding sales charge	5.93%	0.24%	1.90%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 231,181,817
Holdings Count | Holding	157	[20]
Advisory Fees Paid, Amount	$ 898,044
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$231,181,817
Total number of portfolio holdings*	157
Total net advisory fees paid (during reporting period)	$898,044
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	25.41%
Transportation Revenue Bonds	16.77%
Education Revenue Bonds	13.25%
Water & Sewer Revenue Bonds	7.27%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.86%
Housing Revenue Bonds	6.70%
Healthcare Revenue Bonds	6.32%
Electric Revenue Bonds	5.04%
Lease Revenue Bonds	4.44%
Local General Obligation Bonds	2.21%

State and territory allocation
New York	79.29%
Puerto Rico	15.72%
Guam	0.60%
US Virgin Islands	0.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006423 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Class C
Trading Symbol	DVFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$161	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%	[21]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free New York Fund (Class C) returned 4.98% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
An out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free New York Fund (Class C) – including sales charge	3.98%	-0.73%	0.89%
Nomura Tax-Free New York Fund (Class C) – excluding sales charge	4.98%	-0.73%	0.89%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 231,181,817
Holdings Count | Holding	157	[22]
Advisory Fees Paid, Amount	$ 898,044
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$231,181,817
Total number of portfolio holdings*	157
Total net advisory fees paid (during reporting period)	$898,044
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	25.41%
Transportation Revenue Bonds	16.77%
Education Revenue Bonds	13.25%
Water & Sewer Revenue Bonds	7.27%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.86%
Housing Revenue Bonds	6.70%
Healthcare Revenue Bonds	6.32%
Electric Revenue Bonds	5.04%
Lease Revenue Bonds	4.44%
Local General Obligation Bonds	2.21%

State and territory allocation
New York	79.29%
Puerto Rico	15.72%
Guam	0.60%
US Virgin Islands	0.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006421 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free New York Fund(formerly, Macquarie Tax-Free New York Fund)
Class Name	Class A
Trading Symbol	FTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free New York Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$84	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%	[23]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free New York Fund (Class A) returned 5.66% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
An out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free New York Fund (Class A) – including sales charge	0.90%	-0.91%	1.18%
Nomura Tax-Free New York Fund (Class A) – excluding sales charge	5.66%	0.01%	1.65%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 231,181,817
Holdings Count | Holding	157	[24]
Advisory Fees Paid, Amount	$ 898,044
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)
Fund net assets	$231,181,817
Total number of portfolio holdings*	157
Total net advisory fees paid (during reporting period)	$898,044
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	25.41%
Transportation Revenue Bonds	16.77%
Education Revenue Bonds	13.25%
Water & Sewer Revenue Bonds	7.27%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.86%
Housing Revenue Bonds	6.70%
Healthcare Revenue Bonds	6.32%
Electric Revenue Bonds	5.04%
Lease Revenue Bonds	4.44%
Local General Obligation Bonds	2.21%

State and territory allocation
New York	79.29%
Puerto Rico	15.72%
Guam	0.60%
US Virgin Islands	0.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.59% if distressed investment expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.59% if distressed investment expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.84% if distressed investment expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if distressed investment expenses were not included.
[8]	Excludes cash and cash equivalents.
[9]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if distressed investment expenses were not included.
[10]	Excludes cash and cash equivalents.
[11]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if distressed investment expenses were not included.
[12]	Excludes cash and cash equivalents.
[13]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if distressed investment expenses were not included.
[14]	Excludes cash and cash equivalents.
[15]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if distressed investment expenses were not included.
[16]	Excludes cash and cash equivalents.
[17]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if distressed investment expenses were not included.
[18]	Excludes cash and cash equivalents.
[19]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses were not included.
[20]	Excludes cash and cash equivalents.
[21]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses were not included.
[22]	Excludes cash and cash equivalents.
[23]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses were not included.
[24]	Excludes cash and cash equivalents.